Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net loss	$ (11,208,000)	$ (10,345,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Write-off of inventory	54,000
Depreciation and amortization	78,000	66,000
Amortization of right-of-use asset	325,000
Share-based compensation	2,142,000	2,083,000
Amortization of debt discount on convertible shareholder notes	112,000
Change in fair value of redemption feature embedded in convertible notes	(52,000)
Loss on extinguishment of convertible notes	521,000
Changes in operating assets and liabilities:
Accounts receivable	171,000	(75,000)
Inventory	43,000	57,000
Prepaid expenses and other current assets	265,000	116,000
Accounts payable	372,000	200,000
Accrued expenses and other current liabilities	687,000	141,000
Deferred revenue	691,000	(65,000)
Deferred rent		(1,000)
Operating lease liability - noncurrent	(390,000)
Net cash used in operating activities	(6,189,000)	(7,823,000)
Investing activities:
Purchase of property and equipment	(144,000)	(51,000)
Net cash (used) provided by investing activities	(144,000)	(51,000)
Financing activities:
Proceeds from sale of stock and warrants, net of issuance costs	9,260,000
Proceeds from issuance of convertible notes and warrants	625,000
Proceeds from the exercise of common stock options		5,000
Net cash provided by financing activities	9,885,000	5,000
Net (decrease) increase in cash and cash equivalents	3,552,000	(7,869,000)
Cash and cash equivalents at beginning of period	5,358,000	12,689,000
Cash and cash equivalents at end of period	8,910,000	4,820,000
Supplemental disclosure for noncash investing and financing activities:
Conversion of convertible shareholder notes and related interest payable	$ 8,000